EXCHANGE AGREEMENT	3 Months Ended	12 Months Ended
	Nov. 30, 2021	Aug. 31, 2021
EXCHANGE AGREEMENT
NOTE 3 - EXCHANGE AGREEMENT

NOTE 4 - EXCHANGE AGREEMENT

On April 9, 2021 Company entered into an Exchange Agreement with Calvary Fund Management, LLC (“Calvary”) pursuant to which it agreed to issue Calvary 2,694,514 shares of its newly designated Series B Convertible Preferred Stock (the “Series B Preferred”) in exchange (the “Exchange”) for (i) 8,480,000 shares of its Series A Convertible Preferred Stock (the “Series A Preferred”), (ii) outstanding common stock purchase warrants (the “Warrants”), and (iii) all principal and accrued interest due under outstanding convertible promissory notes (the “Convertible Notes”, and together with the Series A Preferred and the Warrants, the “Calvary Securities”). The closing of the Exchange (the “Closing”) will occur following the satisfaction or waiver of the conditions set forth in the Exchange Agreement. On the Closing date, subject to the terms and conditions of the Exchange Agreement, the Company will issue the Series B Preferred to Calvary in exchange for the Calvary Securities (which will be cancelled and retired) in a transaction exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”) in reliance on exemptions provided pursuant to Section 3(a)(9) of the Securities Act.

The Series B Preferred Designations designated 2,694,514 shares of the Company’s blank check preferred stock as Series B Preferred Stock. In addition to rights granted to holders of Series B Preferred Stock under the Nevada Revised Statues, each holder will be entitled to the whole number of votes equal to the number of shares of common stock into which such holder’s Series B Preferred Stock would be convertible on the record date for the vote or consent of stockholders and shall otherwise have voting rights and powers equal to the voting rights and powers of the common stock. Once issued, the shares of Series B Preferred Stock are transferrable by the holder in the holder’s sole option without the consent of the Company, subject to compliance with Section 5 of the Securities Act.

The Series B Preferred Stock will rank senior to all other classes of the Company’s capital stock and has a stated value of $1.30 per share (the “Stated Value”). Subject only to the liquidation rights of the holders of Series B Preferred Stock that is then currently issued and outstanding, upon the liquidation, dissolution or winding up of the business of the Company, whether voluntary or involuntary, the Series B Preferred Stock is entitled to receive an amount per share equal to the Stated Value and then receive a pro-rata portion of the remaining assets available for distribution to the holders of common stock on an as-converted to common stock basis.

From and after the Closing date, cumulative dividends on each share of Series B Preferred Stock will accrue, on a quarterly basis in arrears, at the rate of 10% per annum on the Stated Value, plus all dividends, whether declared or not, on such share of Series B Preferred Stock (the “Additional Amount”) thereon. All accrued dividends on each share of Series B Preferred Stock are to be paid upon conversion of the Series B Preferred Stock for which the applicable dividend is due. At the option of the Company dividends may be paid in cash or shares of common stock. Each holder of Series B Preferred Stock will also be entitled to receive dividends or distributions on each share of Series B Preferred Stock on an “as converted” into common stock basis when and if dividends are declared on the common stock by the Company’s Board of Directors. Dividends may be paid in cash or property, as determined by the Board of Directors.

Subject to the beneficial ownership limitations described below, at any time after the Closing date, each share of Series B Preferred Stock will be convertible at the holder’s option into validly issued, fully paid and non-assessable shares of common stock at a conversion rate (the “Conversion Rate”) determined by dividing the Conversion Amount of such share of Series B Preferred Stock by the conversion price, which is (i) $1.30 or (ii) 75% of the price paid per share by investors in any subsequent offering of the Company’s common stock or common stock equivalents, subject to adjustment as provided herein, subject to adjustment as set forth below (the “Conversion Price”). The Conversion Amount is defined as the Stated Value plus the Additional Amount and any accrued and unpaid late charges with respect to such Stated Value and Additional Amount as of such date of determination. In addition, the shares of Series B Preferred Stock will be convertible at the holder’s option at the Conversion Price any time during the period commencing on the date of the occurrence of a Triggering Event (as defined in the Series B Preferred Designations). A holder of Series B Preferred Stock will not be able to convert the shares into shares of common stock to the extent such conversion or exercise would cause the holder, together with its affiliates, to beneficially own a number of shares of common stock which would exceed 4.99% of the Company’s then outstanding shares of our common stock following such exercise or conversion, subject to a waiver by the holder upon 61 days’ prior notice to the Company.

The Conversion Price and the number of shares of common stock issuable upon conversion of the Series B Preferred Stock will be subject to pro-rata adjustment for stock splits, dividends and similar corporate events. In addition, if on or after April 9, 2021, the execution date of the Exchange Agreement, the Company issues or sells, or is deemed to have issued or sold, any shares of common stock, excluding certain specified excluded securities for a consideration per share (the “New Issuance Price”) less than a price equal to the Conversion Price in effect immediately prior to such issue or sale or deemed issuance or sale, then, immediately after such dilutive issuance, the Conversion Price then in effect shall be reduced to the New Issuance Price.

The Series B Preferred Designations or any provision hereof (other than the beneficial ownership limitation set forth above) may be modified or amended or the provisions hereof waived with the written consent of the Company and either (i) the holders of a majority of the Series B Preferred Stock then currently outstanding, which must include Cavalry as long as Cavalry (or any of its affiliates) owns at least 5% of the Series B Preferred Stock issued pursuant to the Exchange Agreement, or (ii) Cavalry as long as Cavalry (or any of its affiliates) owns at least 5% of the Series B Preferred Stock issued pursuant to the Exchange Agreement.

On the date of the exchange, the Company exchanged 2,694,514 shares of the Company’s Series B Preferred Stock for the principal and interest on four convertible notes payable for $1,477,437, dividends payable on the Series A preferred stock of $105,432 and the Series A preferred stock for $1,006,000 for an aggregate of $2,588,869.

On May 17, 2019, Calvary acquired 2,107,356 shares of Series A Preferred Stock and 2,107,356 shares of preferred stock warrants from Pinz Capital Special Opportunities Fund LP.

NOTE 3 – EXCHANGE AGREEMENT

On April 9, 2021 Company entered into an Exchange Agreement with Calvary Fund Management, LLC (“Calvary”) pursuant to which it agreed to issue Calvary 2,694,514 shares of its newly designated Series B Convertible Preferred Stock (the “Series B Preferred”) in exchange (the “Exchange”) for (i) 8,480,000 shares of its Series A Convertible Preferred Stock (the “Series A Preferred”), (ii) outstanding common stock purchase warrants (the “Warrants”), and (iii) all principal and accrued interest due under outstanding convertible promissory notes (the “Convertible Notes”, and together with the Series A Preferred and the Warrants, the “Calvary Securities”). The closing of the Exchange (the “Closing”) will occur following the satisfaction or waiver of the conditions set forth in the Exchange Agreement. On the Closing date, subject to the terms and conditions of the Exchange Agreement, the Company will issue the Series B Preferred to Calvary in exchange for the Calvary Securities (which will be cancelled and retired) in a transaction exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”) in reliance on exemptions provided pursuant to Section 3(a)(9) of the Securities Act.

The Series B Preferred Designations designated 2,694,514 shares of the Company’s blank check preferred stock as Series B Preferred Stock. In addition to rights granted to holders of Series B Preferred Stock under the Nevada Revised Statues, each holder will be entitled to the whole number of votes equal to the number of shares of common stock into which such holder’s Series B Preferred Stock would be convertible on the record date for the vote or consent of stockholders, and shall otherwise have voting rights and powers equal to the voting rights and powers of the common stock. Once issued, the shares of Series B Preferred Stock are transferrable by the holder in the holder’s sole option without the consent of the Company, subject to compliance with Section 5 of the Securities Act.

The Series B Preferred Stock will rank senior to all other classes of the Company’s capital stock and has a stated value of $1.30 per share (the “Stated Value”). Subject only to the liquidation rights of the holders of Series B Preferred Stock that is then currently issued and outstanding, upon the liquidation, dissolution or winding up of the business of the Company, whether voluntary or involuntary, the Series B Preferred Stock is entitled to receive an amount per share equal to the Stated Value and then receive a pro-rata portion of the remaining assets available for distribution to the holders of common stock on an as-converted to common stock basis.

From and after the Closing date, cumulative dividends on each share of Series B Preferred Stock will accrue, on a quarterly basis in arrears, at the rate of 10% per annum on the Stated Value, plus all dividends, whether declared or not, on such share of Series B Preferred Stock (the “Additional Amount”) thereon. All accrued dividends on each share of Series B Preferred Stock are to be paid upon conversion of the Series B Preferred Stock for which the applicable dividend is due. At the option of the Company dividends may be paid in cash or shares of common stock. Each holder of Series B Preferred Stock will also be entitled to receive dividends or distributions on each share of Series B Preferred Stock on an “as converted” into common stock basis when and if dividends are declared on the common stock by the Company’s Board of Directors. Dividends may be paid in cash or property, as determined by the Board of Directors.

Subject to the beneficial ownership limitations described below, at any time after the Closing date, each share of Series B Preferred Stock will be convertible at the holder’s option into validly issued, fully paid and non-assessable shares of common stock at a conversion rate (the “Conversion Rate”) determined by dividing the Conversion Amount of such share of Series B Preferred Stock by the conversion price, which is (i) $1.30 or (ii) 75% of the price paid per share by investors in any subsequent offering of the Company’s common stock or common stock equivalents, subject to adjustment as provided herein, subject to adjustment as set forth below (the “Conversion Price”). The Conversion Amount is defined as the Stated Value plus the Additional Amount and any accrued and unpaid late charges with respect to such Stated Value and Additional Amount as of such date of determination. In addition, the shares of Series B Preferred Stock will be convertible at the holder’s option at the Conversion Price any time during the period commencing on the date of the occurrence of a Triggering Event (as defined in the Series B Preferred Designations). A holder of Series B Preferred Stock will not be able to convert the shares into shares of common stock to the extent such conversion or exercise would cause the holder, together with its affiliates, to beneficially own a number of shares of common stock which would exceed 4.99% of the Company’s then outstanding shares of our common stock following such exercise or conversion, subject to a waiver by the holder upon 61 days’ prior notice to the Company.

The Conversion Price and the number of shares of common stock issuable upon conversion of the Series B Preferred Stock will be subject to pro-rata adjustment for stock splits, dividends and similar corporate events. In addition, if on or after April 9, 2021, the execution date of the Exchange Agreement, the Company issues or sells, or is deemed to have issued or sold, any shares of common stock, excluding certain specified excluded securities for a consideration per share (the “New Issuance Price”) less than a price equal to the Conversion Price in effect immediately prior to such issue or sale or deemed issuance or sale, then, immediately after such dilutive issuance, the Conversion Price then in effect shall be reduced to the New Issuance Price.

The Series B Preferred Designations or any provision hereof (other than the beneficial ownership limitation set forth above) may be modified or amended or the provisions hereof waived with the written consent of the Company and either (i) the holders of a majority of the Series B Preferred Stock then currently outstanding, which must include Cavalry as long as Cavalry (or any of its affiliates) owns at least 5% of the Series B Preferred Stock issued pursuant to the Exchange Agreement, or (ii) Cavalry as long as Cavalry (or any of its affiliates) owns at least 5% of the Series B Preferred Stock issued pursuant to the Exchange Agreement.

On the date of the exchange, the Company exchanged 2,694,514 shares of the Company’s Series B Preferred Stock for the principal and interest on four convertible notes payable for $1,477,437, dividends payable on the Series A preferred stock of $105,432 and the Series A preferred stock for $1,006,000 for an aggregate of $2,588,869.

On May 17, 2019, Calvary acquired 2,107,356 shares of Series A Preferred Stock and 2,107,356 shares of preferred stock warrants from Pinz Capital Special Opportunities Fund LP.